Annual Total Returns[BarChart] - International Growth - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.04%)	15.15%	18.69%	(0.10%)	(2.60%)	(0.88%)	22.63%	(15.34%)	27.95%	13.36%